Income taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Number of years for cumulative loss position	3 years
Taxable loss	$ 377,100,000
Company generated taxable income		338,000,000	338,000,000
U.S. federal income tax		118,000,000	118,000,000
Income tax receivables	152,576,000	9,788,000
Refund of advance taxes	39,100,000
Federal net operating loss carryforwards	70,400,000	31,300,000
Operating loss resulted from acquisitions	31,300,000	31,300,000
State and Local offsetting valuation allowance	31,274,000	8,867,000
Change in equity ownership	50.00%
State and local net operating loss carryforwards	1,470,000,000	167,800,000
Foreign net operating loss carryforwards	65,500,000	63,700,000
Foreign tax credit carryforwards	3,200,000	3,200,000
General business credit carryforwards	3,700,000
Unrecognized tax benefits that would impact effective tax rate if recognized	1,500,000	2,800,000	1,400,000
Net interest expanse related to income tax liabilities	200,000	100,000	100,000
Valuation Allowance [Member]
Income Taxes [Line Items]
State and Local offsetting valuation allowance	22,900,000	1,500,000
New Jersey [Member]
Income Taxes [Line Items]
State and local net operating loss carryforwards	424,800,000	0
New York [Member]
Income Taxes [Line Items]
State and local net operating loss carryforwards	511,100,000	71,500,000
New York City [Member]
Income Taxes [Line Items]
State and local net operating loss carryforwards	510,500,000	71,200,000
Federal [Member]
Income Taxes [Line Items]
Taxable loss	39,100,000
Income tax receivables	113,400,000
Deferred income tax asset	17,000,000	17,800,000
Federal deferred tax, liability	17,000,000	17,800,000
Foreign Tax Authority [Member]
Income Taxes [Line Items]
State and Local offsetting valuation allowance	1,600,000	900,000
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Deferred income tax asset	24,600,000	11,000,000
State and Local offsetting valuation allowance	7,000,000	7,000,000
Result from Acquisition [Member]
Income Taxes [Line Items]
Operating loss resulted from acquisitions	24,300,000	25,100,000
Deferred Income Tax Asset [Member]
Income Taxes [Line Items]
State and Local deferred income tax asset	$ 22,900,000	$ 2,600,000